Transactions and Balances with Related Parties (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
For salary, incidentals and other benefits, the balance is stated in other payables under current liabilities	₪ (180)	₪ (577)